Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2018 and 2017:

		December 31, 2018 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$44,750	$––	$44,750	$––
State and Municipal Obligations	$79,241	—	$79,241	—

		December 31, 2017 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$44,959	$––	$44,959	$––

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2018 and 2017:

		December 31, 2018 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$314	$––	$––	$314
Foreclosed assets held for sale	91	––	––	91

		December 31, 2017 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$336	$––	$––	$336
Foreclosed assets held for sale	34	––	––	34

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at 12/31/18	Valuation Technique	Unobservable Inputs	Range
	(In thousands)

Collateral-dependent impaired loans	$314	Market comparable properties	Comparability adjustments	Not available
Foreclosed assets held for sale	91	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at 12/31/17	Valuation Technique	Unobservable Inputs	Range
	(In thousands)

Collateral-dependent impaired loans	$336	Market comparable properties	Comparability adjustments	Not available
Foreclosed assets held for sale	34	Market comparable properties	Marketability discount	10% – 35%

Estimated Fair Values of Company's Financial Instruments
The following table presents estimated fair values of the Company’s financial instruments. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2018
Financial assets
Cash and cash equivalents	$25,253	$25,253	$––	$––
Loans, net of allowance	407,640	––	––	405,033
Federal Home Loan Bank stock	4,243	––	4,243	––
Accrued interest receivable	1,798	––	1,798	––

Financial liabilities
Deposits	525,443	––	524,010	––
Short term borrowings	8,068	––	8,068	––
Federal Home Loan Bank advances	106	––	101	––
Subordinated debentures	4,124	––	3,647	––
Interest payable	188	––	188	––

The classification of the assets and liabilities pursuant to the valuation hierarchy as of December 31, 2017 in the following table have not been audited. The fair value has been derived from the December 31, 2017 audited consolidated financial statements.

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2017
Financial assets
Cash and cash equivalents	$14,315	$14,315	$––	$––
Loans, net of allowance	366,467	––	––	368,033
Federal Home Loan Bank stock	4,164	––	4,164	––
Accrued interest receivable	993	––	993	––

Financial liabilities
Deposits	385,966	––	358,722	––
Short term borrowings	11,085	––	11,085	––
Federal Home Loan Bank advances	10,022	––	10,012	––
Subordinated debentures	4,124	––	3,590	––
Interest payable	70	––	70	––